Loans Receivable - Troubled Debt Restructurings and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($) contract	Sep. 30, 2018 USD ($) contract
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	9	36
Pre-Modification, outstanding recorded investment	$ 1,265	$ 13,131
Post-Modification, outstanding recorded investment	$ 1,265	$ 13,131
TDRs that subsequently defaulted, number of contracts | contract	7	5
TDRs that subsequently defaulted, recorded investment	$ 1,546	$ 510
Single-family residential
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	8	27
Pre-Modification, outstanding recorded investment	$ 1,225	$ 5,070
Post-Modification, outstanding recorded investment	$ 1,225	$ 5,070
TDRs that subsequently defaulted, number of contracts | contract	7	4
TDRs that subsequently defaulted, recorded investment	$ 1,546	$ 433
Land - acquisition & development
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	0	1
Pre-Modification, outstanding recorded investment	$ 0	$ 107
Post-Modification, outstanding recorded investment	$ 0	$ 107
Land - consumer lot loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	1	0
Pre-Modification, outstanding recorded investment	$ 40	$ 0
Post-Modification, outstanding recorded investment	$ 40	$ 0
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	0	1
Pre-Modification, outstanding recorded investment	$ 0	$ 120
Post-Modification, outstanding recorded investment	$ 0	$ 120
Commercial & industrial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	0	4
Pre-Modification, outstanding recorded investment	$ 0	$ 7,739
Post-Modification, outstanding recorded investment	$ 0	$ 7,739
HELOC
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	0	2
Pre-Modification, outstanding recorded investment	$ 0	$ 95
Post-Modification, outstanding recorded investment	$ 0	$ 95
TDRs that subsequently defaulted, number of contracts | contract	0	1
TDRs that subsequently defaulted, recorded investment	$ 0	$ 77
Consumer
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of contracts | contract	0	1
Pre-Modification, outstanding recorded investment	$ 0	$ 0
Post-Modification, outstanding recorded investment	$ 0	$ 0